Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate

1 US dollar equals:	31 December 2025	31 December 2024	31 December 2023	31 December 2025	31 December 2024	31 December 2023

Argentine peso	1 459.80	1 032.79	808.74	-	-	-
Brazilian real	5.50	6.19	4.84	5.60	5.36	5.01
Canadian dollar	1.37	1.44	1.33	1.40	1.37	1.35
Chinese yuan	7.00	7.30	7.10	7.21	7.18	7.06
Colombian peso	3 749.18	4 415.40	3 818.47	4 063.86	4 077.77	4 284.95
Euro	0.85	0.96	0.90	0.89	0.92	0.93
Mexican peso	17.97	20.27	16.89	19.28	18.16	17.73
Peruvian sol	3.37	3.77	3.71	3.57	3.76	3.75
Pound sterling	0.74	0.80	0.79	0.76	0.78	0.80
South African rand	16.55	18.88	18.41	17.92	18.24	18.41
South Korean won	1 444.93	1 474.05	1 296.53	1 421.70	1 355.26	1 309.12

Summary of Estimated Useful Live of Assets Expected Utility
The estimated useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 - 50 years
Production plant and equipment:
Production equipment	10 - 15 years
Storage, packaging and handling equipment	5 - 7 years
Returnable packaging:
Kegs	2 - 10 years
Crates	2 - 10 years
Bottles	2 - 5 years
Point of sale furniture and equipment	5 years
Cars	5 - 10 years
Trucks	10 - 15 years
Information processing equipment (hardware)	3 - 10 years